Related parties - Narrative (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2021 USD ($) subsidiary	Mar. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Services provided to, related party transactions | $	$ 1	$ 1
Auven Therapeutics Holdings, L.P.
Disclosure of transactions between related parties [line items]
Number of subsidiaries provide services to | subsidiary	3